United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Institutional | FHGIX

Federated Hermes Global Equity Fund
Fund Established 2019

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Global Equity Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 24, 2019 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	57.8%
Japan	6.6%
China	5.6%
Switzerland	3.4%
Sweden	2.8%
Denmark	2.6%
Spain	2.0%
Australia	2.0%
Germany	1.9%
Finland	1.9%
Netherlands	1.9%
United Kingdom	1.8%
France	1.8%
Bermuda	0.9%
Taiwan	0.9%
Hungary	0.8%
Norway	0.8%
Italy	0.7%
Indonesia	0.6%
Ireland	0.6%
Canada	0.5%
Austria	0.4%
Other Assets and Liabilities—Net[2]	1.7%
TOTAL	100.0%
Semi-Annual Shareholder Report

At May 31, 2019, the Fund's sector composition3 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	16.2%
Financials	15.7%
Health Care	14.0%
Industrials	9.2%
Consumer Discretionary	8.4%
Communication Services	8.3%
Energy	6.1%
Consumer Staples	6.1%
Utilities	5.7%
Real Estate	4.6%
Materials	4.0%
Other Assets and Liabilities—Net[2]	1.7%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—98.3%
	Australia—2.0%
1,337	Caltex Australia	$24,381
2,787	Goodman Group	25,831
	TOTAL	50,212
	Austria—0.4%
215	OMV AG	10,066
	Bermuda—0.9%
1,299	Golar LNG Ltd.	23,629
	Canada—0.5%
2,452	HudBay Minerals, Inc.	12,043
	China—5.6%
1,500	China Mobile Ltd.	13,093
12,000	China Resources Logic Ltd.	57,370
4,000	Ping An Insurance (Group) Co. of China Ltd.	44,030
14,500	Shenzhen International Holdings Ltd.	25,468
	TOTAL	139,961
	Denmark—2.6%
942	Novo Nordisk A/S	44,290
209	Orsted A/S	16,609
120	Pandora A/S	4,434
	TOTAL	65,333
	Finland—1.9%
4,243	Nokia Oyj	21,168
2,532	Stora Enso Oyj, Class R	26,615
	TOTAL	47,783
	France—1.8%
283	Gaztransport Et Technigaz	25,649
734	Valeo SA	19,332
	TOTAL	44,981
	Germany—1.9%
232	Henkel AG & Co. KGAA	20,043
536	Vonovia SE	28,042
	TOTAL	48,085
	Hungary—0.8%
474	OTP Bank RT	19,735
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—0.6%
53,400		PT Telekomunikasi Indonesia Tbk	$14,578
		Ireland—0.6%
3,431		AIB Group PLC	13,971
		Italy—0.7%
1,659		UniCredit SpA	18,777
		Japan—6.6%
500		Daifuku Co.	24,820
200		FUJIFILM Holdings Corp.	9,525
700		Kirin Holdings Co. Ltd.	15,153
700		Kurita Water Industries Ltd.	16,647
700		Lion Corp.	13,474
400		Nippon Telegraph & Telephone Corp.	17,865
300		Nitto Denko Corp.	13,064
400		Omron Corp.	18,762
700		Sumitomo Mitsui Financial Group, Inc.	24,291
700		ZOZO, Inc.	11,974
		TOTAL	165,575
		Netherlands—1.9%
248		ASML Holding N.V.	46,614
		Norway—0.8%
710		Aker BP ASA	19,066
		Spain—2.0%
182		Aena SME SA	33,388
1,108		Siemens Gamesa Renewable Energy SA	17,179
		TOTAL	50,567
		Sweden—2.8%
1,237		Essity Aktiebolag	36,195
5,141	[1]	SAS AB	7,167
3,326		Svenska Cellulosa AB SCA, Class B	25,329
		TOTAL	68,691
		Switzerland—3.4%
159	[1]	Lonza Group AG	48,615
134		Roche Holding AG	35,004
		TOTAL	83,619
		Taiwan—0.9%
596		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	22,857
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—1.8%
2,267		Prudential PLC	$45,036
		United States—57.8%
663		Abbott Laboratories	50,474
262		Accenture PLC	46,654
149	[1]	Adobe, Inc.	40,364
31	[1]	Alphabet, Inc., Class A	34,301
28	[1]	Alphabet, Inc., Class C	30,902
37	[1]	Amazon.com, Inc.	65,678
163		American Tower Corp.	34,029
330		American Water Works Co., Inc.	37,297
170		Amgen, Inc.	28,339
208		Analog Devices, Inc.	20,097
240		Apple, Inc.	42,017
1,129		Bank of America Corp.	30,031
464		Baxter International, Inc.	34,076
196	[1]	Berkshire Hathaway, Inc.	38,694
102	[1]	Biogen, Inc.	22,367
313		Capital One Financial Corp.	26,877
183		Chubb Ltd.	26,731
201		Cognex Corp.	8,161
146		Cummins, Inc.	22,011
898		Delta Air Lines, Inc.	46,247
277		Eagle Materials, Inc.	23,839
514		East West Bancorp, Inc.	21,958
3,029		Ford Motor Co.	28,836
640		Hess Corp.	35,750
308		Ingersoll-Rand Plc, Class A	36,449
132		Lam Research Corp.	23,048
499	[1]	Micron Technology, Inc.	16,272
42	[1]	O'Reilly Automotive, Inc.	15,597
2,674	[1]	Oasis Petroleum Inc.	13,905
459		Procter & Gamble Co.	47,236
303		Prudential Financial, Inc.	27,991
193		Royal Caribbean Cruises Ltd.	23,500
222	[1]	Salesforce.com, Inc.	33,613
279		Sysco Corp.	19,201
359		The Travelers Cos., Inc.	52,260
212		Thermo Fisher Scientific, Inc.	56,600
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—continued
819	TJX Cos., Inc.	$41,187
606	UGI Corp.	31,276
636	Verizon Communications, Inc.	34,567
281	Visa, Inc., Class A	45,334
472	Walt Disney Co.	62,323
235	Western Digital Corp.	8,747
1,194	Weyerhaeuser Co.	27,223
280	Zoetis, Inc.	28,294
	TOTAL	1,440,353
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $2,636,191)[2]	2,451,532
	OTHER ASSETS AND LIABILITIES - NET—1.7%[3]	42,229
	TOTAL NET ASSETS—100%	$2,493,761
1	Non-income-producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,440,353	$—	$—	$1,440,353
International	58,529	952,650	—	1,011,179
TOTAL SECURITIES	$1,498,882	$952,650	$—	$2,451,532
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2019[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.03
Net realized and unrealized gain (loss)	(0.68)
TOTAL FROM INVESTMENT OPERATIONS	(0.65)
Net Asset Value, End of Period	$9.35
Total Return[2]	(6.50)%
Ratios to Average Net Assets:
Net expenses	0.74%[3]
Net investment income	2.83%[3]
Expense waiver/reimbursement[4]	11.15%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,494
Portfolio turnover	0%
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $2,636,191)		$2,451,532
Cash		38,119
Prepaid expenses		20,084
Income receivable		7,224
TOTAL ASSETS		2,516,959
Liabilities:
Payable for portfolio accounting fees	$7,872
Payable for auditing fees	5,712
Payable for custodian fees	3,381
Payable for printing and postage	2,837
Payable for legal fees	1,106
Payable for transfer agent fee	1,065
Payable for insurance premiums	636
Payable to adviser (Note 5)	377
Payable for administrative fee (Note 5)	212
TOTAL LIABILITIES		23,198
Net assets for 266,791 shares outstanding		$2,493,761
Net Assets Consists of:
Paid-in capital		$2,667,181
Total distributable earnings (loss)		(173,420)
TOTAL NET ASSETS		$2,493,761
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,493,761 ÷ 266,791 shares outstanding, no par value, unlimited shares authorized		$9.35
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Period Ended May 31, 2019 (unaudited)1
Investment Income:
Dividends (net of foreign tax withheld of $689)			$9,536
Expenses:
Investment adviser fee (Note 5)		$1,735
Administrative fee (Note 5)		212
Custodian fees		3,382
Transfer agent fees (Note 2)		1,065
Auditing fees		5,712
Legal fees		1,547
Portfolio accounting fees		7,872
Share registration costs		6,521
Printing and postage		2,837
Miscellaneous (Note 5)		886
TOTAL EXPENSES		31,769
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,735)
Reimbursements of other operating expenses (Notes 2 and 5)	(28,045)
TOTAL WAIVER AND REIMBURSEMENTS		(29,780)
Net expenses			1,989
Net investment income			7,547
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			3,688
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(184,655)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(180,967)
Change in net assets resulting from operations			$(173,420)
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
Period Ended (unaudited) 5/31/2019[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,547
Net realized gain	3,688
Net change in unrealized appreciation/depreciation	(184,655)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(173,420)
Share Transactions:
Proceeds from sale of shares	2,667,181
Change in net assets	2,493,761
Net Assets:
Beginning of period	—
End of period	$2,493,761
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of the Federated Hermes Global Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares, Institutional Shares, which commenced operations on April 24, 2019. Class A Shares, Class C and Class R6 are effective with the Securities and Exchange Commission (SEC), but currently not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not
Semi-Annual Shareholder Report

representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver and reimbursements of $29,780 is disclosed in various locations in this Note 2 and Note 5.
For the period ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,065	$(240)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, the current tax year will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 5/31/2019[1]
Shares sold	266,791
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	266,791
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $2,636,191. The net unrealized depreciation of investments for federal tax purposes was $184,659. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,375 and net unrealized depreciation from investments for those securities having an excess of cost over value of $201,034.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2019, the Adviser voluntarily waived $1,735 of its fee, and voluntarily reimbursed $240 of transfer agent fees and $27,805 of other operating expenses.
Some or all of the Fund's assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.40% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the period ended May 31, 2019, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may change certain out-of-pocket expenses to the fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.74% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of May 31, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2019, were as follows:
Purchases	$2,636,191
Sales	$—
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:	$1,000	$935.00	$0.75
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,021.24	$3.73
1	“Actual” expense information is for the period from April 24, 2019 (date of initial investment) to May 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by 38/365 (to reflect the period from initial investment to May 31, 2019). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–November 2018
FEDERATED HERMES Global equity fund (THE “FUND”)
At its meetings in November 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Global Investment Management Corp. (“FGIM”) and a separate proposed subadvisory contract with Hermes Investment Management Limited (the “Sub-Adviser” and together with FGIM, the “Advisers”) on behalf of the Fund. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with development of the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its November 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its November 2018 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations received by the Board at its May and August 2018 meetings, including materials provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other Federated funds and its initial approval of the advisory and subadvisory contracts for a different Federated fund sub-advised by the Sub-Adviser, respectively. Consistent with the former Senior Officer
Semi-Annual Shareholder Report

position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Advisers and their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the November meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of FGIM also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board's consideration of the proposed investment advisory and subadvisory contracts included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory and subadvisory fees and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FGIM in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment
Semi-Annual Shareholder Report

vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group. The Board also considered absolute and relative information regarding the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate).
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund's proposed investment strategy.
The CCO also reviewed the fees charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund (the “Comparable Fund”). The Board considered that, unlike the Fund's proposed management fee structure, the Comparable Fund pays an advisory fee to the Sub-Adviser under an all-in “unitary” fee structure. The Board considered the inherent limitations of comparing the Fund's proposed management fee to the Comparable Fund's advisory fee because such advisory fee is subsumed within its unitary fee. The Board considered that the unitary fee was in range of the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FGIM's representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product. The Board also noted that the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund was below the average of the Peer Group.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser's organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser's operational, compliance and legal functions. The Board also considered that Federated recently acquired a majority ownership stake in the Sub-Adviser's parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and each Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FGIM, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser's investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to the Sub-Adviser's use of a disciplined environmental, social and governance (“ESG”) characteristics analysis as part of the Fund's investment process.
The Board received and considered information regarding the application of fiduciary principles to the different ways in which ESG investing may be integrated into a fund's investment process. The Board considered that the Sub-Adviser analyzes ESG-related risk and return factors to seek to enhance the Fund's long-term risk-adjusted returns and does not consider the advancement of noninvestment goals for the benefit of parties other than the Fund's shareholders. The Board considered the Adviser's belief that such ESG investing is consistent with the Adviser's and the Sub-Adviser's fiduciary duties to the Fund.
The Board considered that FGIM would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FGIM would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by FGIM and not delegated to or assumed by the Sub-Adviser. In this regard, the Board considered that FGIM would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and
Semi-Annual Shareholder Report

supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FGIM to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund's investment program. The Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Advisers' investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund's portfolio managers, performance data showing the portfolio managers' capabilities in managing a composite of other accounts, including the Comparable Fund, that has a substantially similar investment strategy to that proposed for the Fund (the “Composite”), noting that the Sub-Adviser did not currently manage an investment company registered under the Investment Company Act of 1940 that uses an investment strategy substantially similar to that proposed for the Fund. The Board also considered information comparing the Composite to the Fund's proposed benchmark and the Comparable Fund's benchmark. The Board considered the CCO's view that comparisons to the Composite may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund. The CCO also provided additional information about the broad range of the portfolio managers' investment experience and the Sub-Adviser's investment philosophy and process. The Board also considered how the integration of the ESG analysis into the Fund's investment process may influence the Fund's performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FGIM and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated
Semi-Annual Shareholder Report

through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new Federated fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers' relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated fund and makes only rough estimates of the cost to launch a Federated fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that Federated regularly undertakes to establish new Federated funds and maintains a number of other smaller Federated funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated funds (which the Board has found to be satisfactory with respect to such other Federated funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Global Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A705
Q454533 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	Institutional | FHSIX

Federated Hermes Global Small Cap Fund
Fund Established 2019

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes Global Small Cap Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 24, 2019 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United States	54.2%
Japan	14.0%
United Kingdom	6.5%
Germany	4.4%
Netherlands	3.8%
Canada	2.8%
Italy	2.5%
Australia	2.3%
Finland	1.8%
Ireland	1.7%
Austria	1.3%
Sweden	1.3%
Ghana	1.0%
South Africa	0.5%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
At May 31, 2019, the Fund's sector composition3 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	17.4%
Industrials	17.2%
Financials	15.7%
Health Care	10.3%
Materials	9.3%
Consumer Discretionary	6.6%
Consumer Staples	6.6%
Real Estate	5.9%
Energy	4.8%
Communication Services	3.2%
Utilities	1.1%
Other Assets and Liabilities—Net[2]	1.9%
TOTAL	100.0%
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1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
May 31, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—96.1%
	Australia—2.3%
12,911	Evolution Mining Ltd.	$35,005
4,217	Pendal Group Ltd.	21,117
	TOTAL	56,122
	Austria—1.3%
421	Schoeller-Bleckmann Oilfield Equipment AG	32,995
	Canada—2.8%
2,137	CAE, Inc.	54,488
249	Cargojet Inc.	14,998
	TOTAL	69,486
	Finland—1.8%
1,156	Huhtamaki Oyj	43,789
	Germany—2.4%
171	MTU Aero Engines GmbH	36,882
328	Washtec AG	22,692
	TOTAL	59,574
	Ghana—1.0%
9,835	Tullow Oil PLC	24,593
	Ireland—1.7%
2,479	Glanbia PLC	41,155
	Italy—2.5%
3,951	Cerved Information Solutions SPA	34,627
1,137	Marr SpA	25,600
	TOTAL	60,227
	Japan—14.0%
1,313	Hitachi Credit Cp	27,714
860	Horiba Ltd.	39,756
2,064	NIFCO, Inc.	51,629
736	Open House Co. Ltd.	30,097
1,684	Relo Holdings, Inc.	44,752
1,144	Sumisho Computer Systems Corp.	55,165
1,961	Tadano Ltd.	18,755
1,003	TS Tech Co. Ltd.	24,411
1,112	Yaoko Co. Ltd.	53,000
	TOTAL	345,279
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—3.8%
1,062		Aalberts Industries NV	$34,853
714		IMCD Group NV	57,904
		TOTAL	92,757
		South Africa—0.5%
45,350		Petra Diamonds Ltd.	12,541
		Sweden—1.3%
2,471		Trelleborg AB, Class B	32,792
		United Kingdom—6.5%
76,749	[1]	Amerisur Resources PLC	11,943
4,478		Beazley Group PLC	31,494
10,860		Cineworld Group PLC	40,624
5,953		Paragon Group Companies PLC	32,649
5,226		SSP Group PLC	44,164
		TOTAL	160,874
		United States—54.2%
1,096	[1]	AMN Healthcare Services, Inc.	53,090
435		Aptargroup, Inc.	49,273
156	[1]	Bio-Rad Laboratories, Inc., Class A	44,761
1,273		Brooks Automation, Inc.	45,179
1,552		Brown & Brown	48,997
1,032		Brunswick Corp.	42,807
252	[1]	CACI International, Inc., Class A	51,287
517	[1]	Clean Harbors, Inc.	33,150
815		Community Bank System, Inc.	50,375
28,935		Diversified Gas & Oil PLC	47,448
435		Eagle Materials, Inc.	37,436
524		East West Bancorp, Inc.	22,385
299		Henry Jack & Associates, Inc.	39,235
643	[1]	Kirby Corp.	49,755
358	[1]	Livanova PLC	25,740
1,123		MDU Resources Group, Inc.	27,716
254		MSC Industrial Direct Co.	17,948
1,087		National Instruments Corp.	41,947
435		Reinsurance Group of America	64,406
2,577		Retail Opportunity Investments Corp.	43,139
965		RPM International, Inc.	51,647
540	[1]	Silicon Laboratories, Inc.	50,528
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
505		STERIS PLC	$67,508
1,004		Teradyne, Inc.	42,309
275		WD 40 Co.	42,991
923		Weingarten Realty Investors	26,029
534		West Pharmaceutical Services, Inc.	61,196
345	[1]	WEX, Inc.	65,184
908		Wiley (John) & Sons, Inc., Class A	37,936
781		Wintrust Financial Corp.	52,905
		TOTAL	1,334,307
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,512,656)	2,366,491
		PREFERRED STOCK—2.0%
		Germany—2.0%
1,747		Jungheinrich AG, Pfd., Annual Dividend 1.89% (IDENTIFIED COST $61,850)	49,154
		TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $2,574,506)[2]	2,415,645
		OTHER ASSETS AND LIABILITIES - NET—1.9%[3]	45,687
		TOTAL NET ASSETS—100%	$2,461,332
1	Non-income-producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,286,859	$47,448	$—	$1,334,307
International	14,998	1,017,186	—	1,032,184
Preferred Stock
International	—	49,154	—	49,154
TOTAL SECURITIES	$1,301,857	$1,113,788	$—	$2,415,645
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 5/31/2019[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain (loss)	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	(0.59)
Net Asset Value, End of Period	$9.41
Total Return[2]	(5.90)%
Ratios to Average Net Assets:
Net expenses	0.94%[3]
Net investment income	1.90%[3]
Expense waiver/reimbursement[4]	10.39%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,461
Portfolio turnover	1%
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $2,574,506)		$2,415,645
Cash		46,171
Prepaid expenses		20,127
Income receivable		1,636
TOTAL ASSETS		2,483,579
Liabilities:
Payable for auditing fees	$5,829
Payable for custodian fees	5,537
Payable for portfolio accounting fees	4,313
Payable for printing and postage	2,175
Payable to adviser (Note 5)	1,619
Payable for transfer agent fee	963
Payable for legal fees	913
Payable for insurance premiums	688
Payable for administrative fee (Note 5)	210
TOTAL LIABILITIES		22,247
Net assets for 261,582 shares outstanding		$2,461,332
Net Assets Consists of:
Paid-in capital		$2,615,689
Total distributable earnings (loss)		(154,357)
TOTAL NET ASSETS		$2,461,332
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,461,332 ÷ 261,582 shares outstanding, no par value, unlimited shares authorized		$9.41
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Period Ended May 31, 2019 (unaudited)1
Investment Income:
Dividends (net of foreign tax withheld of $944)			$7,547
Expenses:
Investment adviser fee (Note 5)		$2,251
Administrative fee (Note 5)		210
Custodian fees		5,537
Transfer agent fees (Note 2)		963
Auditing fees		5,829
Legal fees		1,354
Portfolio accounting fees		4,313
Share registration costs		6,521
Printing and postage		2,175
Miscellaneous (Note 5)		894
TOTAL EXPENSES		30,047
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,251)
Reimbursements of other operating expenses (Notes 2 and 5)	(25,294)
TOTAL WAIVER AND REIMBURSEMENTS		(27,545)
Net expenses			2,502
Net investment income			5,045
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(542)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(158,860)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(159,402)
Change in net assets resulting from operations			$(154,357)
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Period Ended (unaudited) 5/31/2019[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,045
Net realized loss	(542)
Net change in unrealized appreciation/depreciation	(158,860)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(154,357)
Share Transactions:
Proceeds from sale of shares	2,615,689
Change in net assets	2,461,332
Net Assets:
Beginning of period	—
End of period	$2,461,332
1	Reflects operations for the period from April 24, 2019 (date of initial investment) to May 31, 2019.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of the Federated Hermes Global Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares, Institutional Shares, which commenced operations on April 24, 2019. Class A Shares, Class C Shares and Class R6 Shares are effective with the Securities and Exchange Commission (SEC), but currently not yet offered for sale. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide long term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not
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representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of the total fund expense waiver and reimbursements of $27,545 is disclosed in various locations in this Note 2 and Note 5.
For the period ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$963	$(238)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, the current tax year will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Period Ended 5/31/2019[1]
Shares sold	261,582
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	261,582
1	Reflects operations for the period April 24, 2019 (date of initial investment) to May 31, 2019.
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $2,574,506. The net unrealized depreciation of investments for federal tax purposes was $158,860. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,478 and net unrealized depreciation from investments for those securities having an excess of cost over value of $196,338.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period ended May 31, 2019, the Adviser voluntarily waived $2,251 of its fee, and voluntarily reimbursed $238 of transfer agent fees and $25,056 of other operating expenses.
Some or all of the Fund's assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.55% of the daily net assets of the Fund which it advises. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time and for such periods as it deems appropriate reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the period ended May 31, 2019, the Sub-Adviser waived all of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period ended May 31, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery expenses, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.94% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of May 31, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended May 31, 2019, were as follows:
Purchases	$2,586,808
Sales	$11,562
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the period ended May 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual	$1,000	$941.00	$0.95
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.24	$4.73
1	“Actual” expense information is for the period from April 24, 2019 (date of initial investment) to May 31, 2019. Actual expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by 38/365 (to reflect the period from initial investment to May 31, 2019). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
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Evaluation and Approval of Advisory Contract–November 2018
FEDERATED HERMES Global SMALL CAP fund (THE “FUND”)
At its meetings in November 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract for the Fund with Federated Global Investment Management Corp. (“FGIM”) and a separate proposed subadvisory contract with Hermes Investment Management Limited (the “Sub-Adviser” and together with FGIM, the “Advisers”) on behalf of the Fund. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with development of the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its November 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its November 2018 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations received by the Board at its May and August 2018 meetings, including materials provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other Federated funds and its initial approval of the advisory and subadvisory contracts for a different Federated fund sub-advised by the Sub-Adviser, respectively. Consistent with the former Senior
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Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Advisers and their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel. At the November meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of FGIM also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
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The Board's consideration of the proposed investment advisory and subadvisory contracts included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: each Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory and subadvisory fees and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by FGIM in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment
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vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete.
The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the Peer Group. The Board also considered absolute and relative information regarding the proposed contractual subadvisory fee rate (expressed as a percentage of the contractual advisory fee rate).
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund's proposed investment strategy.
The CCO also reviewed the fees charged by the Sub-Adviser for serving as the sole investment adviser to a foreign fund that employs an investment strategy substantially similar to that proposed for the Fund (the “Comparable Fund”). The Board considered that, unlike the Fund's proposed management fee structure, the Comparable Fund pays an advisory fee to the Sub-Adviser under an all-in “unitary” fee structure. The Board considered the inherent limitations of comparing the Fund's proposed management fee to the Comparable Fund's advisory fee because such advisory fee is subsumed within its unitary fee. The Board considered that the unitary fee was above the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund. In connection with these considerations, the Board considered FGIM's representation to the Board that any differences between the total expense ratios of the Fund and the Comparable Fund will be primarily attributable to certain differences between U.S. registered mutual funds and funds domiciled in a foreign (non-U.S.) country, including differences in the types of restrictions and investment limitations that are in place under the regulatory regimes for each investment product. The Board also noted that the anticipated total expense ratio for the share class offered by the Fund that is similar to the Comparable Fund was below the average of the Peer Group.
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The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser's organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser's operational, compliance and legal functions. The Board also considered that Federated recently acquired a majority ownership stake in the Sub-Adviser's parent company. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio manager who will be primarily responsible for the day-to-day management of the Fund and each Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FGIM, including the daily investment of the assets of the Fund. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser's investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to the Sub-Adviser's use of a disciplined environmental, social and governance (“ESG”) characteristics analysis as part of the Fund's investment process.
The Board received and considered information regarding the application of fiduciary principles to the different ways in which ESG investing may be integrated into a fund's investment process. The Board considered that the Sub-Adviser analyzes ESG-related risk and return factors to seek to enhance the Fund's long-term risk-adjusted returns and does not consider the advancement of noninvestment goals for the benefit of parties other than the Fund's shareholders. The Board considered the Adviser's belief that such ESG investing is consistent with the Adviser's and the Sub-Adviser's fiduciary duties to the Fund.
The Board considered that FGIM would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FGIM would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by FGIM and not delegated to or assumed by the Sub-Adviser. In this regard, the Board considered that FGIM would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and
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supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FGIM to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund.
The Board noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund's investment program. The Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Advisers' investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
The CCO reviewed the investment performance of the Sub-Adviser, including, for purposes of considering the investment skill and experience of the Fund's portfolio manager, performance data showing the portfolio manager's capabilities in managing a composite of other accounts, including the Comparable Fund, that has a substantially similar investment strategy to that proposed for the Fund (the “Composite”), noting that the Sub-Adviser did not currently manage an investment company registered under the Investment Company Act of 1940 that uses an investment strategy substantially similar to that proposed for the Fund. The Board also considered information comparing the Composite to its benchmark. The Board considered the CCO's view that comparisons to the Composite may be helpful, though not conclusive, in evaluating the anticipated performance of the Sub-Adviser in managing the Fund. The CCO also provided additional information about the broad range of the portfolio manager's investment experience and the Sub-Adviser's investment philosophy and process. The Board also considered how the integration of the ESG analysis into the Fund's investment process may influence the Fund's performance relative to its benchmark or peers. Based on these considerations, the Board concluded that it was satisfied that FGIM and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated
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through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new Federated fund, the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers' relationships with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated fund and makes only rough estimates of the cost to launch a Federated fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that Federated regularly undertakes to establish new Federated funds and maintains a number of other smaller Federated funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated funds (which the Board has found to be satisfactory with respect to such other Federated funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Hermes Global Small Cap Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A861
Q454549 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019